Share capital	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital	Share capital
Preferred shares
BCE’s articles of amalgamation, as amended, provide for an unlimited number of First Preferred Shares and Second Preferred Shares, all without par value. The terms set out in the articles authorize BCE’s directors to issue the shares in one or more series and to set the number of shares and the conditions for each series.
The following table provides a summary of the principal terms of BCE’s First Preferred Shares that were issued and outstanding as at December 31, 2025. There were no Second Preferred Shares issued and outstanding at December 31, 2025. BCE’s articles of amalgamation, as amended, describe the terms and conditions of these shares in detail.

Series	Annual dividend rate	Convertible into	Conversion date	Redemption date	Redemption price	Number of shares issued and outstanding	Stated capital
							December 31, 2025	December 31, 2024
Q	floating	Series R	December 1, 2030	At any time	$25.50	—	—	—
R (1)	4.733%	Series Q	December 1, 2030	December 1, 2030	$25.00	6,913,600	173	190
S	floating	Series T	November 1, 2026	At any time	$25.50	1,875,977	47	50
T (1)	4.99%	Series S	November 1, 2026	November 1, 2026	$25.00	5,041,533	126	129
Y	floating	Series Z	December 1, 2027	At any time	$25.50	5,382,087	135	149
Z (1)	5.346%	Series Y	December 1, 2027	December 1, 2027	$25.00	2,387,648	60	66
AA (1)	4.94%	Series AB	September 1, 2027	September 1, 2027	$25.00	10,186,378	260	285
AB	floating	Series AA	September 1, 2027	At any time	$25.50	6,062,639	155	163
AC (1)	5.08%	Series AD	March 1, 2028	March 1, 2028	$25.00	6,160,274	157	161
AD	floating	Series AC	March 1, 2028	At any time	$25.50	10,944,329	279	299
AE	floating	Series AF	February 1, 2030	At any time	$25.50	3,220,472	80	146
AF (1)	5.496%	Series AE	February 1, 2030	February 1, 2030	$25.00	10,507,633	263	221
AG (1)	3.37%	Series AH	May 1, 2026	May 1, 2026	$25.00	8,097,685	202	208
AH	floating	Series AG	May 1, 2026	At any time	$25.50	4,188,913	105	116
AI (1)	3.39%	Series AJ	August 1, 2026	August 1, 2026	$25.00	8,738,340	218	224
AJ	floating	Series AI	August 1, 2026	At any time	$25.50	3,776,360	94	96
AK (1)	3.306%	Series AL	December 31, 2026	December 31, 2026	$25.00	19,242,741	481	535
AL (2)	floating	Series AK	December 31, 2026	At any time		1,489,288	37	43
AM (1)	2.939%	Series AN	March 31, 2026	March 31, 2026	$25.00	8,861,751	203	228
AN (2)	floating	Series AM	March 31, 2026	At any time		950,322	22	23
AQ (1)	6.538%	Series AR	September 30, 2028	September 30, 2028	$25.00	7,727,909	191	201
AR (3)	floating	Series AQ	September 30, 2033	At any time		—	—	—
							3,288	3,533
(1)BCE may redeem each of these series of First Preferred Shares on the applicable redemption date and every five years thereafter.
(2)BCE may redeem Series AL and AN First Preferred Shares at $25.00 per share on December 31, 2026 and March 31, 2026, respectively, and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AL or AN First Preferred Shares at $25.50 per share on any date which is not a Series conversion date for the applicable series of First Preferred Shares.
(3)If Series AR First Preferred Shares are issued on September 30, 2028, BCE may redeem such shares at $25.00 per share on September 30, 2033 and every five years thereafter (each, a Series conversion date). Alternatively, BCE may redeem Series AR Preferred Shares at $25.50 per share on any date which is not a Series conversion date for such series of First Preferred Shares.
Normal course issuer bid for BCE First Preferred Shares
On November 6, 2025, BCE announced the renewal of its NCIB to purchase for cancellation up to 10% of the public float of each series of BCE’s outstanding First Preferred Shares that are listed on the Toronto Stock Exchange (TSX). The NCIB will extend from November 11, 2025 to November 10, 2026, or an earlier date should BCE complete its purchases under the NCIB.
In 2025, BCE repurchased and canceled 9,848,200 First Preferred Shares under its NCIB with a stated capital of $245 million for a total cost of $182 million. The remaining $63 million was recorded to contributed surplus.
Subsequent to year end, BCE repurchased and canceled 1,169,641 First Preferred Shares under its NCIB with a stated capital of $29 million for a total cost of $24 million. The remaining $5 million was recorded to contributed surplus.
On November 7, 2024, BCE announced the renewal of its NCIB to purchase for cancellation up to 10% of the public float of each series of BCE’s outstanding First Preferred Shares that are listed on the TSX. The NCIB extended from November 11, 2024 to November 10, 2025.
In 2024, BCE repurchased and canceled 5,346,488 First Preferred Shares under its NCIB with a stated capital of $134 million for a total cost of $92 million. The remaining $42 million was recorded to contributed surplus.
Voting rights
All of the issued and outstanding First Preferred Shares at December 31, 2025 are non-voting, except under special circumstances when the holders are entitled to one vote per share.
Priority and entitlement to dividends
The First Preferred Shares of all series rank at parity with each other and in priority to all other shares of BCE with respect to payment of dividends and with respect to distribution of assets in the event of liquidation, dissolution or winding up of BCE.
Holders of Series R, T, Z, AA, AC, AF, AG, AI, AK, AM and AQ First Preferred Shares are entitled to fixed cumulative quarterly dividends. The dividend rate on these shares is reset every five years, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series S, Y, AB, AD, AE, AH and AJ First Preferred Shares are entitled to floating adjustable cumulative monthly dividends. The floating dividend rate on these shares is calculated every month, as set out in BCE’s articles of amalgamation, as amended.
Holders of Series AL and AN First Preferred Shares are entitled to floating cumulative quarterly dividends. The floating dividend rate on these shares is calculated every quarter, as set out in BCE’s articles of amalgamation, as amended.
Dividends on all series of First Preferred Shares are paid as and when declared by the board of directors of BCE.
Conversion features
All of the issued and outstanding First Preferred Shares at December 31, 2025 are convertible at the holder’s option into another associated series of First Preferred Shares on a one-for-one basis according to the terms set out in BCE’s articles of amalgamation, as amended.
Common shares and Class B shares
BCE’s articles of amalgamation provide for an unlimited number of voting common shares and non-voting Class B shares, all without par value. The common shares and the Class B shares rank equally in the payment of dividends and in the distribution of assets if BCE is liquidated, dissolved or wound up, after payments due to the holders of preferred shares. No Class B shares were outstanding at December 31, 2025 and 2024.
The following table provides details about the outstanding common shares of BCE.

	2025		2024
	Number of shares	Stated capital	Number of shares	Stated capital
Outstanding, January 1	912,283,103	20,860	912,274,545	20,859
Shares issued under deferred share plan	715	—	8,558	1
Shares issued under dividend reinvestment plan	20,241,999	633	—	—
Outstanding, December 31	932,525,817	21,493	912,283,103	20,860
Discounted Treasury Dividend Reinvestment Plan
In Q4 2024, BCE amended its DRP to provide, at the BCE board of directors’ discretion, for the issuance of new common shares from treasury at a 2% discount to the Average Market Price commencing with the dividend payable on January 15, 2025 to eligible shareholders as of the December 16, 2024 record date, and subsequent periods.
On January 15, 2025, 9,540,786 common shares were issued from treasury under the DRP to shareholders of record on December 16, 2024 holding 308,654,258 common shares, for $314 million.
On April 15, 2025, 10,701,213 common shares were issued from treasury under the DRP to shareholders of record on March 14, 2025 holding 312,818,741 common shares, for $319 million.
On May 7, 2025, the Board determined that common shares distributed under BCE's DRP will no longer be issued from treasury at a 2% discount to the average market price and will rather be purchased by BCE's agent, TSX Trust Company, on the secondary market with cash provided by BCE. The modifications became effective commencing with the dividend payable on July 15, 2025 to eligible holders of common shares as of the June 16, 2025 record date, and subsequently until further notice.
Contributed surplus
Contributed surplus in 2025 and 2024 includes premiums in excess of par value upon the issuance of BCE common shares and share-based compensation expense net of settlements.